Leases (Tables)	6 Months Ended
Apr. 30, 2023
Leases [Abstract]
Schedule of Supplemental Cash Flow Information Related to Leases	The components of lease expense and supplemental cash flow information related to leases for the period are as follows:
Six Months Ended
April 30, 2023
Lease Cost
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$106,302

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$25,985
Weighted average remaining lease term – operating leases (in years)	3.12
Average discount rate – operating lease	4.75%

Schedule of Supplemental Balance Sheet Information Related to Leases	The supplemental balance sheet information related to leases is as follows:
	April 30,	October 31,
	2023	2022
Operating leases
Right-of-use assets	$649,773	$725,903

Operating lease liabilities	$783,003	$768,185

Schedule of Undiscounted Future Minimum Lease Payment Schedule	The undiscounted future minimum lease payment schedule as follows:
For the fiscal years ended October 31,	Amounts
2023 (six months from May 1, 2023 to October 31, 2023)	388,496
2024	225,779
2025	202,733
Total	817,008